Derivative financial instruments	9 Months Ended
Sep. 30, 2022
Derivative financial instruments
Derivative financial instruments

16.Derivative financial instruments

The derivative instruments have been classified as fair value through profit or loss. The instruments are measured at fair value with the resultant gains or losses recognized in the statement of income and other comprehensive income. The related net foreign exchange gain/(loss) is included in finance income (note 10) and finance costs (note 11).

The underlying contractual notional amounts for the derivative instruments are as follows, at December 31, 2021 and at September 30, 2022:

	September 30,	December 31,
	2022	2021
	$’000	$’000

Derivative instruments
Non‑deliverable forwards (NDF) / Non‑deliverable swaps (NDS)	85,448	124,023
Embedded options within listed bonds	1,940,000	1,940,000
	2,025,448	2,064,023

The fair value balances are as follows:

	September 30,	December 31,
	2022	2021
	$’000	$’000

Derivative instruments
Non‑deliverable forwards (NDF) / Non‑deliverable swaps (NDS)	(1,971)	(3,771)
Embedded options within listed bonds	2,150	165,100
	179	161,329

The change in fair value of the derivative instruments has been recorded in the condensed consolidated statement of (loss)/income and other comprehensive loss as follows:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2022	2021	2022	2021
	$’000	$’000	$’000	$’000

Derivative instruments
Non‑deliverable forwards (NDF) / Non‑deliverable swaps (NDS)	1,263	(1,317)	(2,111)	(7,517)
Embedded options within listed bonds	(620)	4,945	(162,950)	(2,203)
Embedded options within revenue contracts	—	2,160	—	4,586
	643	5,788	(165,061)	(5,134)